Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Revenue [Abstract]
Contract with Customer, Liability, Revenue Recognized	$ 140	$ 140